Assets and Liabilities Measured at Fair Value (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2015	Dec. 31, 2014
Assets:
Cash and cash equivalents	¥ 80,870	¥ 139,240
Derivatives	1,485	265
Total assets	125,756	181,203
Liabilities:
Derivatives	624	11,167
Total liabilities	624	11,167
Government Bonds
Assets:
Available-for-sale (noncurrent)	287	325
Corporate Bonds
Assets:
Available-for-sale (noncurrent)	201	636
Fund Trusts
Assets:
Available-for-sale (noncurrent)	64	84
Equity Securities
Assets:
Available-for-sale (noncurrent)	42,849	40,653
Fair Value, Inputs, Level 1
Assets:
Total assets	43,148	40,990
Fair Value, Inputs, Level 1 | Government Bonds
Assets:
Available-for-sale (noncurrent)	287	325
Fair Value, Inputs, Level 1 | Fund Trusts
Assets:
Available-for-sale (noncurrent)	12	12
Fair Value, Inputs, Level 1 | Equity Securities
Assets:
Available-for-sale (noncurrent)	42,849	40,653
Fair Value, Inputs, Level 2
Assets:
Cash and cash equivalents	80,870	139,240
Derivatives	1,485	265
Total assets	82,608	139,739
Liabilities:
Derivatives	624	11,167
Total liabilities	624	11,167
Fair Value, Inputs, Level 2 | Corporate Bonds
Assets:
Available-for-sale (noncurrent)	201	162
Fair Value, Inputs, Level 2 | Fund Trusts
Assets:
Available-for-sale (noncurrent)	¥ 52	72
Fair Value, Inputs, Level 3
Assets:
Total assets		474
Fair Value, Inputs, Level 3 | Corporate Bonds
Assets:
Available-for-sale (noncurrent)		¥ 474